UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Australia — 8.2%
AGL Energy Ltd.	19,216	$ 117,036
Altium Ltd.(1)	3,632	153,451
Aristocrat Leisure Ltd.	1,761	44,941
ASX Ltd.(1)	1,525	62,296
Atlas Arteria Ltd.(1)	13,938	46,420
Aurizon Holdings Ltd.	14,009	34,410
Aussie Broadband Ltd.(1)(2)	16,900	40,310
BHP Group Ltd.(1)	9,711	266,335
Brambles Ltd.	17,422	163,900
CAR Group Ltd.	8,634	187,215
Centuria Industrial REIT(1)	14,596	29,803
Charter Hall Long Wale REIT(1)	17,564	37,991
Charter Hall Retail REIT(1)	18,162	38,753
Codan Ltd.	4,717	33,244
Coles Group Ltd.	13,689	142,766
Commonwealth Bank of Australia	2,648	194,018
Computershare Ltd.	7,415	130,269
CSL Ltd.	2,969	527,520
Data#3 Ltd.	7,498	36,879
Dexus (1)	9,470	43,015
Elders Ltd.(1)	5,348	29,057
Endeavour Group Ltd.(1)	13,721	47,185
GrainCorp Ltd., Class A(1)	5,357	29,435
Hansen Technologies Ltd.	14,633	44,341
HomeCo Daily Needs REIT(1)(3)	42,841	33,589
Incitec Pivot Ltd.	22,926	41,166
IRESS Ltd.(1)(2)	7,406	40,476
Lottery Corp. Ltd.	39,582	123,476
Medibank Pvt Ltd.	16,474	37,756
Mirvac Group(1)	41,842	54,824
National Australia Bank Ltd.	6,485	140,579
National Storage REIT(1)	24,990	34,459
New Hope Corp. Ltd.(1)	6,072	17,664
NEXTDC Ltd.(1)(2)	11,247	119,392
Northern Star Resources Ltd.	2,453	23,251
Orica Ltd.(1)	4,147	48,017
Origin Energy Ltd.	36,919	233,011
QBE Insurance Group Ltd.	5,122	58,590
Region RE Ltd.(1)	30,802	43,180
Rio Tinto Ltd.(1)	1,729	143,895
Santos Ltd.	29,201	143,300
Scentre Group(1)	43,799	88,695
Stockland (1)	21,890	62,017
Suncorp Group Ltd.	5,349	57,130
Security	Shares	Value
Australia (continued)
Tabcorp Holdings Ltd.(1)	88,897	$ 41,712
Technology One Ltd.	8,485	87,881
Telstra Group Ltd.	81,013	191,402
TPG Telecom Ltd.(1)	26,625	76,953
Transurban Group(1)	22,607	181,499
Vicinity Ltd.	39,555	48,438
Viva Energy Group Ltd.(4)	12,311	26,955
Weebit Nano Ltd.(1)(2)	7,492	15,065
Wesfarmers Ltd.	8,581	367,603
Whitehaven Coal Ltd.	7,762	38,395
Woodside Energy Group Ltd.	14,983	268,450
Woolworths Group Ltd.	13,266	272,180
Yancoal Australia Ltd.(1)	6,032	21,534
		$ 5,663,124
Austria — 1.1%
ams-OSRAM AG(2)	11,066	$ 13,291
ANDRITZ AG(1)	1,285	70,140
AT&S Austria Technologie & Systemtechnik AG(1)	1,360	30,200
BAWAG Group AG(4)	407	24,302
CA Immobilien Anlagen AG(1)	2,850	92,701
Erste Group Bank AG	2,269	105,815
Kontron AG	1,758	35,389
Mayr Melnhof Karton AG(1)	268	32,072
Oesterreichische Post AG	584	18,605
OMV AG	1,834	87,026
PIERER Mobility AG(1)	420	16,603
RHI Magnesita NV	436	19,614
Telekom Austria AG(1)	8,000	68,713
Verbund AG(1)	1,207	92,204
voestalpine AG(1)	1,326	35,411
		$ 742,086
Belgium — 2.1%
Ackermans & van Haaren NV	948	$ 162,949
Aedifica SA	737	47,093
Ageas SA	1,164	53,429
Anheuser-Busch InBev SA	2,419	144,593
Argenx SE(2)	53	19,799
Colruyt Group NV	478	22,113
D'ieteren Group	715	154,242
Elia Group SA(1)	1,018	98,015
Groupe Bruxelles Lambert NV	210	15,588
KBC Group NV	1,598	118,706
Melexis NV(1)	896	74,875
Montea NV	566	48,525

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Proximus SADP	7,803	$ 57,490
Retail Estates NV	587	40,972
Solvay SA(1)	1,865	60,246
Syensqo SA(2)	1,127	104,463
UCB SA(1)	1,600	212,176
Xior Student Housing NV(3)	1,167	34,719
		$ 1,469,993
Bermuda — 0.1%
First Pacific Co. Ltd.	108,000	$ 50,509
		$ 50,509
Denmark — 4.2%
Carlsberg AS, Class B	2,327	$ 313,011
D/S Norden AS	671	28,293
Danske Bank AS(1)	9,592	276,125
DSV AS	1,212	172,188
FLSmidth & Co. AS(1)	866	43,216
ISS AS(1)	2,025	37,915
Matas AS	1,729	27,852
Novo Nordisk AS, Class B(1)	6,511	834,985
Novonesis (Novozymes) B, Class B	7,287	403,530
Orsted AS(1)(2)(4)	2,785	153,059
Pandora AS	2,118	322,359
Scandinavian Tobacco Group AS(4)	5,079	82,047
Topdanmark AS	1,587	66,208
TORM PLC, Class A(1)	907	31,331
Tryg AS(1)	6,518	129,006
		$ 2,921,125
Finland — 2.0%
Citycon OYJ	3,632	$ 14,859
Elisa OYJ	2,763	124,582
Fortum OYJ	10,228	134,778
Huhtamaki OYJ(1)	495	18,970
Kesko OYJ, Class B	7,282	124,321
Kojamo OYJ(1)(2)	3,939	43,513
Kone OYJ, Class B	2,736	133,372
Neste OYJ	4,627	104,890
Nokia OYJ	31,287	113,739
Nordea Bank Abp	13,924	161,856
Orion OYJ, Class B(1)	3,362	128,375
Puuilo OYJ	2,988	32,555
TietoEVRY OYJ(1)	956	18,041
Tokmanni Group Corp.(1)	4,468	67,805
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	3,802	$ 133,241
YIT OYJ(1)	9,254	19,210
		$ 1,374,107
France — 8.7%
Air Liquide SA	3,247	$ 635,044
Airbus SE	780	128,355
AXA SA(1)	6,703	231,599
BNP Paribas SA	3,328	239,489
Bollore SE	24,936	161,853
Bouygues SA(1)	1,100	40,541
Bureau Veritas SA	921	26,862
Capgemini SE	1,229	258,312
Carmila SA	1,759	29,552
Carrefour SA	5,094	85,698
Cie Generale des Etablissements Michelin SCA	2,492	95,739
Credit Agricole SA	2,845	44,021
Danone SA	2,980	186,510
Dassault Systemes SE	5,415	212,549
Edenred SE	1,068	50,679
Eiffage SA	269	28,702
Engie SA(1)(2)	33,313	578,334
Getlink SE	2,197	37,401
Klepierre SA	4,222	113,371
L'Oreal SA	540	253,181
LVMH Moet Hennessy Louis Vuitton SE	596	489,576
Mercialys SA(1)	6,224	67,370
Nexity SA	2,880	32,302
Orange SA	30,552	340,052
Quadient SA	948	18,141
Safran SA	556	120,559
Sanofi SA	5,574	550,672
Sopra Steria Group	385	84,299
Thales SA	600	100,840
TotalEnergies SE	8,164	592,696
Vinci SA	1,159	135,807
		$ 5,970,106
Germany — 8.6%
Allianz SE	1,068	$ 303,082
BASF SE	3,177	166,464
Bayer AG	4,632	135,119
Bayerische Motoren Werke AG	1,291	140,654
Bayerische Motoren Werke AG, PFC Shares	792	81,379
Brenntag SE	725	57,857
Covestro AG(2)(4)	1,672	83,741

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	1,859	$ 83,834
Deutsche Boerse AG	659	127,050
Deutsche Lufthansa AG(2)	5,121	36,649
Deutsche Telekom AG	24,422	559,400
Deutsche Wohnen SE	2,022	38,146
E.ON SE	43,992	582,541
Fresenius Medical Care AG	1,941	81,721
Fresenius SE & Co. KGaA	3,336	99,547
FUCHS SE, PFC Shares	495	23,116
GEA Group AG(2)	1,075	43,387
Grand City Properties SA(2)	3,999	44,660
Hamborner REIT AG	9,515	64,921
Hannover Rueck SE	220	54,570
Heidelberg Materials AG	1,493	150,249
Henkel AG & Co. KGaA	2,701	194,225
Henkel AG & Co. KGaA, PFC Shares	3,830	304,262
Knorr-Bremse AG	398	29,534
LEG Immobilien SE(2)	1,939	164,598
Mercedes-Benz Group AG	2,924	221,174
MTU Aero Engines AG	190	45,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	361	158,771
QIAGEN NV(2)	1,682	70,226
Rheinmetall AG	216	119,026
SAP SE	3,795	685,252
Siemens AG	1,574	294,863
Suedzucker AG	9,335	133,235
Symrise AG	1,413	151,462
Talanx AG	431	32,417
Volkswagen AG, PFC Shares	790	96,779
Vonovia SE	8,759	253,100
		$ 5,912,785
Hong Kong — 4.2%
AIA Group Ltd.	37,200	$ 272,466
ASMPT Ltd.	6,100	75,809
Bank of East Asia Ltd.	52,200	65,725
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	21,000	25,559
BOC Hong Kong Holdings Ltd.	11,500	35,249
Budweiser Brewing Co. APAC Ltd.(4)	17,700	24,624
Cathay Pacific Airways Ltd.(1)	81,000	87,200
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	128,000	69,699
Chow Sang Sang Holdings International Ltd.	42,000	45,124
Chow Tai Fook Jewellery Group Ltd.	59,000	80,278
CK Asset Holdings Ltd.	13,500	57,585
CK Hutchison Holdings Ltd.	22,500	109,277
Security	Shares	Value
Hong Kong (continued)
CLP Holdings Ltd.	23,000	$ 180,919
C-Mer Eye Care Holdings Ltd.(2)(3)	44,000	16,581
DFI Retail Group Holdings Ltd.	23,400	45,435
Galaxy Entertainment Group Ltd.	20,000	89,738
Giordano International Ltd.	154,000	39,301
Hang Lung Group Ltd.	75,000	88,997
Hang Seng Bank Ltd.	6,200	81,757
HK Electric Investments & HK Electric Investments Ltd.(3)	154,000	92,127
HKT Trust & HKT Ltd.	199,000	219,691
Hong Kong Resources Holdings Co. Ltd.(2)	984	119
Hongkong Land Holdings Ltd.	6,900	22,047
Hutchison Telecommunications Hong Kong Holdings Ltd.	238,000	31,307
Jardine Matheson Holdings Ltd.	2,900	110,981
Luk Fook Holdings International Ltd.	24,000	57,537
MTR Corp. Ltd.	7,500	24,648
NWS Holdings Ltd.	96,000	81,153
Orbusneich Medical Group Holdings Ltd.(2)	18,500	8,814
PAX Global Technology Ltd.	75,000	62,751
Power Assets Holdings Ltd.	30,000	172,085
Sino Land Co. Ltd.	22,000	23,522
Sun Hung Kai Properties Ltd.	14,500	133,762
Swire Pacific Ltd., Class B	37,500	50,947
Vitasoy International Holdings Ltd.	30,000	22,391
VSTECS Holdings Ltd.	60,000	38,206
VTech Holdings Ltd.	10,000	57,802
Wharf Holdings Ltd.(1)	17,000	54,695
Yue Yuen Industrial Holdings Ltd.	57,500	101,807
		$ 2,857,715
Ireland — 1.7%
Bank of Ireland Group PLC	24,074	$ 256,856
CRH PLC	3,349	259,349
DCC PLC	2,298	156,932
Fineos Corp. Ltd. CDI(2)	16,777	19,528
ICON PLC(2)	816	243,070
Irish Residential Properties REIT PLC	33,524	35,424
Kerry Group PLC, Class A	2,357	202,840
		$ 1,173,999
Israel — 2.0%
Amot Investments Ltd.	5,499	$ 23,064
Azrieli Group Ltd.	509	32,749
Bank Hapoalim BM	6,278	56,555
Bank Leumi Le-Israel BM	7,076	55,137
Bezeq The Israeli Telecommunication Corp. Ltd.	74,540	92,365
Check Point Software Technologies Ltd.(2)	385	57,527

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel (continued)
Delek Automotive Systems Ltd.	5,228	$ 29,449
Delek Group Ltd.	592	69,538
Elbit Systems Ltd.	375	76,334
Enlight Renewable Energy Ltd.(2)	4,083	65,624
Fattal Holdings 1998 Ltd.(2)	339	41,129
Fox Wizel Ltd.	492	39,065
Hilan Ltd.	404	22,681
ICL Group Ltd.	25,308	118,795
Maytronics Ltd.	2,874	24,569
Melisron Ltd.	379	25,999
Nice Ltd.(2)	248	55,455
Nova Ltd.(2)	138	23,354
Oil Refineries Ltd.	76,583	22,189
OPC Energy Ltd.(2)	4,225	31,740
OY Nofar Energy Ltd.(2)	1,707	42,576
Partner Communications Co. Ltd.(2)	9,362	43,754
Plus500 Ltd.	1,094	29,592
Reit 1 Ltd.	4,966	19,959
Shapir Engineering & Industry Ltd.(2)	3,467	18,914
Shufersal Ltd.	11,960	78,745
Strauss Group Ltd.	2,438	44,785
Teva Pharmaceutical Industries Ltd. ADR(2)	10,532	147,975
		$ 1,389,618
Italy — 4.2%
Assicurazioni Generali SpA	4,184	$ 102,016
Banca Popolare di Sondrio SpA	2,091	17,470
Banco BPM SpA(1)	5,911	38,809
BPER Banca SpA	5,464	28,376
Buzzi SpA	2,134	76,889
Cementir Holding NV	1,427	15,110
Davide Campari-Milano NV	14,115	141,556
De’Longhi SpA	1,200	39,351
Enav SpA(4)	5,309	21,834
Enel SpA	40,123	263,706
Eni SpA	21,987	353,148
Ferrari NV	355	146,002
Infrastrutture Wireless Italiane SpA(4)	17,191	184,235
Italgas SpA	7,381	40,914
Italmobiliare SpA	1,360	50,029
Leonardo SpA	5,068	116,473
Prysmian SpA	3,762	204,120
RAI Way SpA(4)	4,122	23,409
Recordati Industria Chimica e Farmaceutica SpA	4,029	214,397
Stellantis NV(1)	6,033	133,489
Stevanato Group SpA(1)	1,200	33,648
Security	Shares	Value
Italy (continued)
STMicroelectronics NV	7,572	$ 300,029
Technogym SpA(4)	2,741	25,849
Terna - Rete Elettrica Nazionale	8,968	71,851
UniCredit SpA	5,306	194,753
UnipolSai Assicurazioni SpA	10,716	30,683
		$ 2,868,146
Japan — 12.7%
Activia Properties, Inc.	16	$ 39,711
Advance Residence Investment Corp.	34	73,508
Aeon Co. Ltd.(1)	4,300	89,906
Air Water, Inc.	2,000	30,030
Alfresa Holdings Corp.	3,600	53,350
ANA Holdings, Inc.	1,100	20,891
Asahi Kasei Corp.	8,100	56,474
Astellas Pharma, Inc.	1,300	12,477
Bandai Namco Holdings, Inc.	2,400	44,844
Bridgestone Corp.	1,600	70,603
Canon, Inc.	1,500	40,598
Central Japan Railway Co.	1,500	34,302
Chubu Electric Power Co., Inc.	8,600	110,389
Concordia Financial Group Ltd.	10,800	58,192
Daicel Corp.	3,900	36,224
Daiichi Sankyo Co. Ltd.	6,400	215,409
Daiwa House Industry Co. Ltd.	5,600	157,578
East Japan Railway Co.	2,700	49,488
Electric Power Development Co. Ltd.	2,500	42,467
ENEOS Holdings, Inc.	31,200	144,151
FUJIFILM Holdings Corp.	1,500	31,909
Fujitsu Ltd.	3,000	46,344
Fukuoka Financial Group, Inc.	1,600	42,500
Hamamatsu Photonics KK	700	25,649
Hirose Electric Co. Ltd.	315	33,436
Honda Motor Co. Ltd.	5,700	64,852
Inpex Corp.	5,000	74,899
Invincible Investment Corp.	167	74,823
ITOCHU Corp.(1)	1,900	85,718
Iwatani Corp.	1,800	102,208
Japan Hotel REIT Investment Corp.	145	76,197
Japan Logistics Fund, Inc.	29	51,708
Japan Metropolitan Fund Investment Corp.	93	56,147
Japan Post Bank Co. Ltd.	6,000	60,902
Japan Post Holdings Co. Ltd.	7,500	72,025
Japan Prime Realty Investment Corp.	22	47,605
Japan Real Estate Investment Corp.	4	13,565
Japan Tobacco, Inc.	4,100	110,297

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
JFE Holdings, Inc.	1,900	$ 28,359
Kansai Electric Power Co., Inc.	7,200	107,852
Kansai Paint Co. Ltd.	3,300	42,960
Kao Corp.	2,100	86,630
KDDI Corp.	6,400	177,592
KDX Realty Investment Corp.(1)	15	14,795
Keyence Corp.	400	175,908
Kintetsu Group Holdings Co. Ltd.	800	20,567
Kirin Holdings Co. Ltd.	3,800	55,471
Kobe Steel Ltd.	3,000	36,617
Komatsu Ltd.	2,200	65,684
Kuraray Co. Ltd.	2,300	25,482
Kyocera Corp.	3,600	43,879
Kyowa Kirin Co. Ltd.	3,500	58,778
Lion Corp.	5,400	48,427
Marubeni Corp.	3,400	60,576
Maruichi Steel Tube Ltd.	1,200	30,898
MatsukiyoCocokara & Co.	2,700	38,288
Medipal Holdings Corp.	4,700	73,710
MEIJI Holdings Co. Ltd.	1,600	35,799
Mitsubishi Chemical Group Corp.	10,000	58,339
Mitsubishi Corp.	4,200	96,052
Mitsubishi Electric Corp.	3,200	55,776
Mitsubishi HC Capital, Inc.	6,100	39,504
Mitsubishi Heavy Industries Ltd.	6,000	53,647
Mitsui & Co. Ltd.	1,800	86,896
Mitsui Chemicals, Inc.	1,300	37,002
Mitsui OSK Lines Ltd.(1)	1,100	34,914
Mizuho Financial Group, Inc.	5,630	108,823
MS&AD Insurance Group Holdings, Inc.	5,400	97,087
Murata Manufacturing Co. Ltd.	4,500	82,225
NEC Corp.	1,500	108,603
NH Foods Ltd.	1,600	52,634
Nihon Kohden Corp.	1,000	27,188
Nintendo Co. Ltd.	6,000	292,614
Nippon Accommodations Fund, Inc.	8	33,316
Nippon Building Fund, Inc.	5	19,104
Nippon Shokubai Co. Ltd.	2,400	22,812
Nippon Steel Corp.	4,400	98,643
Nippon Telegraph & Telephone Corp.	180,100	194,447
Nippon Yusen KK	1,200	34,069
Nisshin Seifun Group, Inc.	4,900	63,920
Nissin Foods Holdings Co. Ltd.	2,100	56,040
Nitori Holdings Co. Ltd.	300	40,150
Nitto Denko Corp.	500	41,343
Nomura Real Estate Master Fund, Inc.	63	60,223
Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	2,000	$ 48,396
NTT Data Group Corp.	4,400	68,806
Obic Co. Ltd.	300	38,540
Oji Holdings Corp.	12,700	49,746
Oriental Land Co. Ltd.	2,500	68,979
Osaka Gas Co. Ltd.	5,500	122,297
Otsuka Holdings Co. Ltd.	2,800	119,719
Pan Pacific International Holdings Corp.	2,000	46,972
Panasonic Holdings Corp.	5,400	47,134
Resona Holdings, Inc.	6,700	42,369
Rohm Co. Ltd.	800	11,500
Rohto Pharmaceutical Co. Ltd.	1,600	31,217
Santen Pharmaceutical Co. Ltd.	7,500	72,443
Secom Co. Ltd.	600	41,677
Sekisui House Ltd.	2,000	45,961
Sekisui House Reit, Inc.(1)	97	49,703
Shimadzu Corp.	1,200	32,602
Shionogi & Co. Ltd.	2,100	98,072
Shizuoka Financial Group, Inc.	5,800	54,136
SoftBank Corp.	14,500	174,894
Sompo Holdings, Inc.	3,600	71,244
Subaru Corp.	2,400	53,590
Sumitomo Chemical Co. Ltd.	10,900	23,287
Sumitomo Corp.	2,400	63,113
Sumitomo Electric Industries Ltd.	2,900	44,823
Sumitomo Mitsui Financial Group, Inc.	2,700	153,370
Sumitomo Mitsui Trust Holdings, Inc.	3,000	63,074
Suntory Beverage & Food Ltd.	1,600	52,056
Suzuki Motor Corp.	2,400	27,950
Taiheiyo Cement Corp.	2,500	57,181
Takeda Pharmaceutical Co. Ltd.	5,600	147,180
TDK Corp.	600	26,767
Teijin Ltd.	3,300	32,194
Tohoku Electric Power Co., Inc.	9,800	75,657
Tokio Marine Holdings, Inc.	3,400	107,462
Tokyu Corp.(1)	3,200	37,880
TOPPAN Holdings, Inc.	2,000	47,448
Toray Industries, Inc.	6,900	31,538
Tosoh Corp.	2,200	30,329
Toyo Seikan Group Holdings Ltd.	2,900	44,826
Toyo Suisan Kaisha Ltd.	1,000	62,534
Toyota Motor Corp.	14,700	335,286
Trend Micro, Inc.	600	29,567
United Urban Investment Corp.	68	65,157
West Japan Railway Co.	1,400	26,574
Yakult Honsha Co. Ltd.	2,000	39,119

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yamaha Motor Co. Ltd.(1)	2,300	$ 21,453
Yamato Holdings Co. Ltd.	2,000	26,413
Yamato Kogyo Co. Ltd.	1,000	53,729
Yamazaki Baking Co. Ltd.	1,300	31,464
		$ 8,722,447
Netherlands — 4.4%
ABN AMRO Bank NV(1)(4)	2,263	$ 36,250
Akzo Nobel NV	1,254	82,741
ASML Holding NV	646	562,674
ASR Nederland NV(1)	1,620	81,064
DSM-Firmenich AG	1,849	207,374
Eurocommercial Properties NV	825	18,764
Euronext NV(4)	576	51,869
EXOR NV	350	38,211
Fugro NV	1,341	32,526
Heineken NV	371	36,106
Koninklijke Ahold Delhaize NV	9,251	280,807
Koninklijke KPN NV	65,476	237,948
Koninklijke Philips NV	11,510	305,662
NN Group NV	1,992	91,893
Pharming Group NV(2)	82,396	76,739
Prosus NV(1)	11,033	369,164
SBM Offshore NV(1)	4,496	66,422
Universal Music Group NV(1)	7,168	210,848
Wolters Kluwer NV	1,682	251,806
		$ 3,038,868
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(2)	23,344	$ 91,953
Argosy Property Ltd.	39,042	25,813
Auckland International Airport Ltd.(1)	12,240	56,586
Contact Energy Ltd.	9,580	48,910
Fisher & Paykel Healthcare Corp. Ltd.	5,931	99,331
Goodman Property Trust	27,739	37,203
Heartland Group Holdings Ltd.(1)	19,544	12,195
Infratil Ltd.	6,421	41,228
Kiwi Property Group Ltd.(1)	57,056	27,166
KMD Brands Ltd.	27,332	8,689
Meridian Energy Ltd.	15,507	54,691
SKYCITY Entertainment Group Ltd.(1)	29,814	31,245
Spark New Zealand Ltd.	30,866	86,738
Vulcan Steel Ltd.	3,600	17,551
Xero Ltd.(2)	1,060	82,296
		$ 721,595
Security	Shares	Value
Norway — 2.1%
Atea ASA	2,752	$ 35,134
Austevoll Seafood ASA	3,899	31,134
Borregaard ASA	3,526	60,397
Crayon Group Holding ASA(2)(4)	5,673	41,746
DNB Bank ASA	7,243	126,239
Elkem ASA(4)	14,511	25,355
Elmera Group ASA(4)	5,269	15,707
Entra ASA(2)(4)	2,972	27,351
Equinor ASA	6,266	166,728
Europris ASA(2)(4)	6,059	38,134
Frontline PLC	890	21,089
Gjensidige Forsikring ASA	1,701	27,273
Golden Ocean Group Ltd.	3,420	48,061
Kitron ASA	9,412	24,200
Kongsberg Gruppen ASA	1,873	132,221
Mowi ASA	5,946	104,393
Opera Ltd. ADR(1)	3,500	43,680
Orkla ASA	8,207	55,827
REC Silicon ASA(2)	16,371	15,815
Scatec ASA(2)(4)	3,300	24,084
Schibsted ASA, Class B	2,498	69,786
SpareBank 1 Nord Norge	3,559	32,115
Stolt-Nielsen Ltd.	879	37,430
Telenor ASA	11,887	136,662
Ultimovacs ASA(2)	1,725	1,074
Wallenius Wilhelmsen ASA	2,828	28,485
Yara International ASA	2,956	84,261
		$ 1,454,381
Portugal — 1.2%
Altri SGPS SA	6,651	$ 36,650
Banco Comercial Portugues SA, Class R(2)	449,035	156,780
EDP - Energias de Portugal SA(1)(2)	23,649	88,806
Galp Energia SGPS SA	8,111	174,234
Jeronimo Martins SGPS SA	4,742	97,551
Mota-Engil SGPS SA	12,306	53,258
Navigator Co. SA	23,179	102,377
NOS SGPS SA	11,659	40,270
REN - Redes Energeticas Nacionais SGPS SA	11,590	27,984
Sonae SGPS SA	15,693	15,713
		$ 793,623
Singapore — 4.2%
AEM Holdings Ltd.(1)	9,200	$ 15,745
BW LPG Ltd.(4)	3,082	44,506
CapitaLand Ascendas REIT	17,300	32,770

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
CapitaLand Ascott Trust	27,455	$ 18,235
CapitaLand Integrated Commercial Trust	56,100	79,970
City Developments Ltd.	7,700	34,511
ComfortDelGro Corp. Ltd.	52,800	57,432
DBS Group Holdings Ltd.	9,900	252,028
First Resources Ltd.	32,600	33,585
Flex Ltd.(2)	11,457	328,243
Frasers Centrepoint Trust	12,700	20,117
Genting Singapore Ltd.	244,700	163,305
Golden Agri-Resources Ltd.	210,900	42,419
Haw Par Corp. Ltd.	4,700	33,757
Hutchison Port Holdings Trust	154,600	19,770
Jardine Cycle & Carriage Ltd.	2,500	48,246
Keppel Ltd.	19,800	99,038
Keppel REIT	55,680	35,752
Lendlease Global Commercial REIT(1)	77,600	30,864
Mapletree Industrial Trust	27,660	45,800
Nanofilm Technologies International Ltd.(1)(3)	113,000	53,373
Netlink NBN Trust(3)	153,700	96,190
Oversea-Chinese Banking Corp. Ltd.	18,900	196,212
Parkway Life Real Estate Investment Trust	13,500	35,436
Raffles Medical Group Ltd.	38,400	28,123
SATS Ltd.(2)	26,000	47,749
Sembcorp Industries Ltd.	51,100	199,702
Sheng Siong Group Ltd.	41,900	47,497
Singapore Exchange Ltd.	7,000	47,751
Singapore Post Ltd.	55,300	18,207
Singapore Technologies Engineering Ltd.	26,800	78,725
Singapore Telecommunications Ltd.	141,700	245,747
StarHub Ltd.	35,800	30,609
Suntec Real Estate Investment Trust(1)	27,000	21,286
Venture Corp. Ltd.	7,500	79,464
Wilmar International Ltd.	103,000	242,109
		$ 2,904,273
Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	2,126	$ 85,147
Almirall SA(1)	2,798	25,536
Banco Bilbao Vizcaya Argentaria SA	20,066	216,993
Banco de Sabadell SA	19,790	37,803
Bankinter SA(1)	12,265	96,945
CaixaBank SA	15,438	81,413
Cia de Distribucion Integral Logista Holdings SA	2,665	72,486
Ence Energia y Celulosa SA	9,147	32,578
Ercros SA	8,525	32,004
Ferrovial SE	5,370	193,134
Security	Shares	Value
Spain (continued)
Grifols SA(2)	11,886	$ 108,786
Iberdrola SA(1)	25,708	315,221
Indra Sistemas SA(1)	3,340	63,850
Industria de Diseno Textil SA(1)	10,558	480,716
Laboratorios Farmaceuticos Rovi SA	1,773	159,116
Merlin Properties Socimi SA	15,993	179,908
Metrovacesa SA(2)(4)	2,900	26,732
Redeia Corp. SA	2,456	40,999
Repsol SA	24,739	388,305
Telefonica SA	88,860	398,057
Vidrala SA	739	77,709
Viscofan SA(1)	825	52,453
		$ 3,165,891
Sweden — 4.4%
Alfa Laval AB(1)	1,197	$ 50,962
Alleima AB	7,335	45,590
Arjo AB, Class B	8,801	36,938
Assa Abloy AB, Class B	1,494	39,474
Atrium Ljungberg AB, Class B	2,504	44,258
Betsson AB, Class B	1,812	20,029
Bilia AB, Class A(1)	2,195	27,569
BioArctic AB(2)(4)	1,352	23,791
Boliden AB(1)	2,585	84,955
BoneSupport Holding AB(2)(4)	2,221	45,133
Camurus AB(2)	677	30,359
Cibus Nordic Real Estate AB(1)	2,069	26,947
Dios Fastigheter AB(1)	3,475	26,550
Electrolux AB, Class B(1)(2)	1,813	15,765
Elekta AB, Class B	7,161	50,992
Epiroc AB, Class A	2,897	53,558
Epiroc AB, Class B	1,712	28,378
Essity AB, Class B	13,789	344,032
Evolution AB(4)	1,309	144,625
Fabege AB(1)	3,866	29,568
H & M Hennes & Mauritz AB, Class B(1)	4,833	76,820
Hemnet Group AB	1,721	44,727
Hexagon AB, Class B(1)	13,262	138,733
Holmen AB, Class B(1)	2,015	78,479
Hufvudstaden AB, Class A(1)	2,401	27,889
Investor AB, Class B(1)	3,101	75,952
Kindred Group PLC SDR	2,181	24,438
L E Lundbergforetagen AB, Class B(1)	987	48,647
Millicom International Cellular SA SDR(2)	3,136	64,346
Mycronic AB	1,879	65,397
Nyfosa AB	5,192	44,915

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Olink Holding AB ADR(2)	700	$ 16,121
Orron Energy AB(1)(2)	4,713	3,102
Pandox AB(1)	1,960	30,310
Paradox Interactive AB	1,527	23,087
Skandinaviska Enskilda Banken AB, Class A	7,648	100,161
Skanska AB, Class B	1,238	21,267
SKF AB, Class B	2,466	50,696
Spotify Technology SA(2)	1,019	285,768
Svenska Cellulosa AB SCA, Class B	9,048	132,601
Swedbank AB, Class A	4,828	92,322
Swedish Orphan Biovitrum AB(2)	3,775	97,444
Telefonaktiebolaget LM Ericsson, Class B	20,602	104,553
Tethys Oil AB	4,284	14,154
Trelleborg AB, Class B(1)	1,004	35,383
Volvo AB, Class B	3,167	80,610
Wallenstam AB, Class B(1)	5,276	23,322
Wihlborgs Fastigheter AB(1)	6,283	52,624
		$ 3,023,341
Switzerland — 8.0%
ABB Ltd.	5,264	$ 255,770
ALSO Holding AG	245	60,348
Baloise Holding AG	396	59,841
Banque Cantonale Vaudoise(1)	570	59,607
BKW AG	330	48,985
Cembra Money Bank AG	670	51,222
Cie Financiere Richemont SA, Class A	5,772	797,846
DKSH Holding AG	773	50,376
Flughafen Zurich AG	295	59,059
Forbo Holding AG	26	30,030
Galenica AG(1)(4)	858	65,653
Givaudan SA	88	376,356
Helvetia Holding AG(1)	425	55,592
Holcim AG	5,395	451,603
Intershop Holding AG	390	52,259
Kuehne & Nagel International AG	464	122,634
Landis & Gyr Group AG	1,111	82,196
Logitech International SA	2,732	212,706
Nestle SA	6,891	691,857
Novartis AG	3,416	331,548
PSP Swiss Property AG	379	46,852
Roche Holding AG	1,250	299,518
Schindler Holding AG	320	77,969
Schindler Holding AG PC	353	87,987
SGS SA	900	79,250
Stadler Rail AG	1,511	44,827
Security	Shares	Value
Switzerland (continued)
Swatch Group AG, Bearer Shares	279	$ 58,621
Swiss Life Holding AG	172	116,058
Swiss Prime Site AG	1,669	154,103
Swiss Re AG	1,223	132,947
Swisscom AG	366	200,790
Zurich Insurance Group AG	617	298,657
		$ 5,513,067
United Kingdom — 9.0%
Admiral Group PLC	1,759	$ 59,871
Airtel Africa PLC(4)	11,960	16,516
Assura PLC	41,543	21,269
AstraZeneca PLC	3,884	587,451
Aviva PLC	12,379	71,874
B&M European Value Retail SA	4,833	31,190
Babcock International Group PLC	2,639	16,700
BAE Systems PLC	5,635	93,723
Berkeley Group Holdings PLC	509	29,891
Big Yellow Group PLC	5,278	71,001
Bloomsbury Publishing PLC	7,288	48,458
BP PLC	12,013	77,431
British American Tobacco PLC	7,381	216,679
British Land Co. PLC	7,798	37,603
BT Group PLC	13,183	16,858
Bunzl PLC	1,400	53,687
Bytes Technology Group PLC	4,672	28,417
Centrica PLC	101,559	162,116
Compass Group PLC	7,473	207,852
Computacenter PLC	1,269	40,685
Darktrace PLC(2)	8,597	64,175
Derwent London PLC	1,158	29,672
Direct Line Insurance Group PLC	9,041	20,991
FDM Group Holdings PLC	2,454	10,669
Flutter Entertainment PLC(2)	1,283	237,687
Fresnillo PLC	3,353	23,222
Glencore PLC	42,265	245,921
Grainger PLC	16,347	52,152
Great Portland Estates PLC	3,877	18,887
GSK PLC	1,386	28,755
HSBC Holdings PLC	29,049	251,795
Informa PLC	20,603	203,967
InterContinental Hotels Group PLC	410	39,989
Intertek Group PLC	919	56,561
Johnson Matthey PLC	1,536	33,639
Land Securities Group PLC	4,810	38,875
London Stock Exchange Group PLC	999	110,130

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Manchester United PLC, Class A(1)(2)	3,500	$ 56,700
Moneysupermarket.com Group PLC	30,827	82,591
National Grid PLC	27,610	362,165
NCC Group PLC	21,199	35,842
Next PLC	1,020	114,401
Pearson PLC	7,487	90,846
QinetiQ Group PLC	8,311	35,469
RELX PLC	4,013	164,882
Rentokil Initial PLC	8,784	44,341
Rio Tinto PLC	3,810	257,787
Sage Group PLC	15,349	222,574
Shaftesbury Capital PLC	57,908	96,932
Shell PLC	14,923	530,492
Smiths Group PLC	2,292	46,207
Spectris PLC	1,769	73,171
Spirent Communications PLC	11,297	27,308
Standard Chartered PLC	7,613	65,407
Supermarket Income REIT PLC(1)	58,122	52,503
Unilever PLC	5,865	303,401
UNITE Group PLC	2,593	29,976
Vodafone Group PLC	101,170	85,317
Weir Group PLC	1,354	34,551
Whitbread PLC	806	31,767
		$ 6,200,989
Total Common Stocks (identified cost $57,331,333)		$67,931,788

Preferred Stocks — 0.0%(5)
Security	Shares	Value
Italy — 0.0%(5)
Danieli & C Officine Meccaniche SpA, 1.369%	1,102	$ 28,289
Total Preferred Stocks (identified cost $20,106)		$ 28,289

Rights — 0.0%(5)
Security	Shares	Value
Australia — 0.0%(5)
NEXTDC Ltd., Exp. 5/2/24(2)	1,874	$ 1,566
Total Rights (identified cost $0)		$ 1,566

Short-Term Investments — 7.3%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	45,432	$ 45,432
Total Affiliated Fund (identified cost $45,432)		$ 45,432

Securities Lending Collateral — 7.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	4,975,095	$ 4,975,095
Total Securities Lending Collateral (identified cost $4,975,095)		$ 4,975,095
Total Short-Term Investments (identified cost $5,020,527)		$ 5,020,527

Total Investments — 106.1% (identified cost $62,371,966)	$72,982,170
Other Assets, Less Liabilities — (6.1)%	$ (4,190,029)
Net Assets — 100.0%	$68,792,141
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2024. The aggregate market value of securities on loan at April 30, 2024 was $8,743,529.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $326,579 or 0.5% of the Portfolio's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $1,277,507 or 1.9% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$8,233,322
Industrials	11.2	7,719,603
Consumer Discretionary	10.5	7,189,652
Health Care	9.8	6,750,036
Consumer Staples	9.5	6,516,022
Materials	9.3	6,420,966
Information Technology	8.8	6,071,194
Communication Services	8.6	5,924,258
Utilities	7.0	4,801,654
Real Estate	6.9	4,753,201
Energy	5.2	3,581,735
Short-Term Investments	7.3	5,020,527
Total Investments	106.1%	$72,982,170
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $62,326,534) — including $8,743,529 of securities on loan	$ 72,936,738
Affiliated investments, at value (identified cost $45,432)	45,432
Foreign currency, at value (identified cost $387,293)	384,359
Interest and dividends receivable	228,445
Dividends receivable from affiliated investments	432
Securities lending income receivable	9,099
Tax reclaims receivable	267,126
Trustees' deferred compensation plan	40,764
Total assets	$73,912,395
Liabilities
Collateral for securities loaned	$ 4,975,095
Payable to affiliates:
Investment adviser fee	28,388
Trustees' fees	395
Trustees' deferred compensation plan	40,764
Accrued expenses	75,612
Total liabilities	$ 5,120,254
Net Assets applicable to investors' interest in Portfolio	$68,792,141

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $146,023)	$ 1,042,689
Dividend income from affiliated investments	2,356
Securities lending income, net	31,943
Total investment income	$ 1,076,988
Expenses
Investment adviser fee	$ 170,724
Trustees’ fees and expenses	2,465
Custodian fee	44,732
Legal and accounting services	27,980
Miscellaneous	4,294
Total expenses	$ 250,195
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 71
Total expense reductions	$ 71
Net expenses	$ 250,124
Net investment income	$ 826,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,020,436)
Foreign currency transactions	6,605
Net realized loss	$(1,013,831)
Change in unrealized appreciation (depreciation):
Investments	$ 8,852,197
Foreign currency	(5,437)
Net change in unrealized appreciation (depreciation)	$ 8,846,760
Net realized and unrealized gain	$ 7,832,929
Net increase in net assets from operations	$ 8,659,793

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 826,864	$ 1,830,919
Net realized gain (loss)	(1,013,831)	154,582
Net change in unrealized appreciation (depreciation)	8,846,760	5,622,277
Net increase in net assets from operations	$ 8,659,793	$ 7,607,778
Capital transactions:
Contributions	$ 1,562,481	$ 4,123,770
Withdrawals	(4,005,930)	(8,732,642)
Net decrease in net assets from capital transactions	$ (2,443,449)	$ (4,608,872)
Net increase in net assets	$ 6,216,344	$ 2,998,906
Net Assets
At beginning of period	$ 62,575,797	$ 59,576,891
At end of period	$68,792,141	$62,575,797

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (1)(2)	0.72% (2)	0.69% (2)	0.68%	0.69%	0.74%
Net investment income	2.42% (1)	2.75%	2.34%	2.31%	1.74%	2.53%
Portfolio Turnover	11% (3)	36%	22%	23%	10%	37%
Total Return	13.92% (3)	12.91%	(25.13)%	31.20%	(5.07)%	11.59%
Net assets, end of period (000’s omitted)	$68,792	$62,576	$59,577	$77,087	$60,016	$71,054
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.7% and 47.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2024, the investment adviser fee amounted to $170,724 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $71 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $7,555,088 and $9,709,978, respectively, for the six months ended April 30, 2024.

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 63,045,208
Gross unrealized appreciation	$ 13,615,728
Gross unrealized depreciation	(3,678,766)
Net unrealized appreciation	$ 9,936,962
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $8,743,529 and $9,360,125, respectively. Collateral received was comprised of cash of $4,975,095 and U.S. government and/or agencies securities of $4,385,030. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,975,095	$ —	$ —	$ —	$4,975,095

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024.
7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $45,432, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$25,783	$2,580,732	$(2,561,083)	$ —	$ —	$45,432	$2,356	45,432
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 328,243	$ 20,591,420	$ —	$ 20,919,663
Developed Europe	678,987	44,943,520	—	45,622,507
Developed Middle East	205,502	1,184,116	—	1,389,618
Total Common Stocks	$ 1,212,732	$ 66,719,056*	$ —	$67,931,788
Preferred Stocks	$ —	$ 28,289	$ —	$ 28,289
Rights	1,566	—	—	1,566
Short-Term Investments:
Affiliated Fund	45,432	—	—	45,432
Securities Lending Collateral	4,975,095	—	—	4,975,095
Total Investments	$ 6,234,825	$ 66,747,345	$ —	$72,982,170
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Parametric
Tax-Managed International Equity Fund
April 30, 2024

Officers of Parametric Tax-Managed International Equity Fund
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed International Equity Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser of Parametric Tax-Managed International
Equity Fund and Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Investment Adviser and Administrator of Parametric Tax-Managed
International Equity Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 25, 2024